Critical Accounting Estimates and Judgments - Summary of Sensitivity Analysis Performed Considering a 10% Increase/Decrease in Group's Gross Margins (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Sensitivity Analysis [Line Items]
Sales	S/ 3,253,199	S/ 3,945,599	S/ 5,501,537
Gross profit	672,787	557,295	612,995
Profit loss before tax	328,713	(582,865)	142,346
Sensitivity analysis [member]
Disclosure Of Sensitivity Analysis [Line Items]
Sales	3,253,199	3,945,599	5,501,537
Gross profit	S/ 224,040	S/ 194,378	S/ 159,158
Percentage of gross profit	6.89%	4.93%	2.89%
Percentage of gross profit, Plus 10%	7.58%	5.42%	3.18%
Increase in pre-taxprofit	S/ 22,552	S/ 19,473	S/ 15,787
Profit loss before tax	S/ 246,592	S/ 213,851	S/ 174,949
Profit loss before tax, Less 10%	6.20%	4.44%	2.60%
Decrease in pre-taxprofit	S/ (22,552)	S/ (19,473)	S/ (15,787)
Profit loss before tax on ten percentage decrease in gross margin	S/ 201,488	S/ 174,905	S/ 143,371